CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025
Common Stock, Par or Stated Value Per Share		$ 1
Common Stock, Shares Authorized		50,000
Common Stock, Shares, Issued		1
Common Stock, Shares, Outstanding		1
HORIZON SPACE ACQUISITION II CORP
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	490,000,000	490,000,000
Common Stock, Shares, Issued	2,180,000	2,180,000
Common Stock, Shares, Outstanding	2,180,000	2,180,000
Ordinary shares subject to possible redemption	178,285	6,900,000
Shares subject to redemption	3,502,404
Ordinary Share | HORIZON SPACE ACQUISITION II CORP
Common Stock, Par or Stated Value Per Share		$ 0.0001
Common Stock, Shares Authorized		490,000,000
Temporary equity, shares authorized	490,000,000	490,000,000
Temporary equity, par value	$ 0.0001	$ 0.0001
Temporary equity, redemption price per shares	$ 10.7	$ 10.57
Ordinary shares subject to possible redemption	178,285	6,900,000